Trade and other receivables	9 Months Ended
May 31, 2025
Trade and other receivables
Trade and other receivables

3. Trade and other receivables

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Trade receivables	169,156	26,222
Sales taxes receivable	151,027	104,270
Other receivables	8,163	8,164
	328,346	138,656

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at May 31, 2025, trade receivables of $125,244 [August 31, 2024 – $26,222] were past due but not impaired. They relate to customers with no default history.

The aging analysis of these receivables is as follows:

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
0 – 30	43,912	—
31 – 60	11,006	21,603
61 – 90	—	—
91 and over	114,238	4,619
	169,156	26,222

There were no movements in the allowance for expected credit losses for the nine-month period ended May 31, 2025 and the year ended August 31, 2024.